Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of income.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$257	$566

	Derivative financial instruments - net of current portion	—	—	—	—

	Total derivatives	$—	$—	$257	$566

The Effect of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2013, and 2012

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Gain (Loss) Recognized on Derivative Location	2013	2012
Interest rate swaps	Loss on derivative instruments	$(37)	$(117)

Total		$(37)	$(117)

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table summarizes the valuation of liabilities measured at fair value on a recurring basis as of the valuation date:

	September 30,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	2013	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$257	$—	$257	$—

Total	$257	$—	$257	$—

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date:

	September 30,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Non -Recurring measurements:	2012	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$32,792	$—	$32,792	$—
Total	$32,792	$—	$32,792	$—

Non -Recurring measurements:	September 30, 2013	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$29,315	$—	$29,315	$—

Total	$29,315	$—	$29,315	$—